Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets
Schedule of changes in intangible assets

				Customers
		Brands	Software	and Suppliers
	Goodwill	and Patents	licenses	Agreements	Total
Cost	3,187,678	499,515	1,010,201	392,246	5,089,640
Accumulated amortization	(1,128,804)	(214,455)	(683,157)	(234,533)	(2,260,949)
Balance as of December 31, 2020	2,058,874	285,060	327,044	157,713	2,828,691

Acquisitions	-	670	67,686	420	68,776
Foreign currency translation adjustment	-				14,271
Cost	-	12,443	13,023	-	25,466
Amortization	-	(2,711)	(8,484)	-	(11,195)
Transfers from property, plant and equipment	-	28,770	36,652	-	65,422
Other write-offs, net of amortization	-	-	(3,393)	-	(3,393)
Amortization	-	(10,444)	(64,008)	(22,016)	(96,468)
Net book value	2,058,874	313,789	368,520	136,117	2,877,299
Cost	3,187,678	549,196	1,123,619	392,666	5,253,159
Accumulated amortization	(1,128,804)	(235,408)	(755,099)	(256,549)	(2,375,860)
Balance as of December 31, 2021	2,058,874	313,789	368,520	136,117	2,877,299

Acquisitions	-	1,307	144,930	913	147,150
Additions through acquisition of ER Plastics	-	21,162	-	66,571	87,733
Goodwill acquisition of ER Plastics	28,402	-	-	-	28,402
Foreign currency translation adjustment	-			-	-
Cost	-	(7,407)	(19,762)	-	(27,170)
Amortization	-	2,711	14,440	-	17,150
Transfers from property, plant and equipment	-	-	13,597	-	13,597
Other write-offs, net of amortization	-	-	(10,011)	-	(10,011)
Amortization	-	(10,575)	(79,774)	(21,659)	(112,008)
Net book value	2,087,276	320,986	431,939	181,943	3,022,144
Cost	3,216,080	564,258	1,252,373	460,150	5,492,861
Accumulated amortization	(1,128,804)	(243,272)	(820,434)	(278,207)	(2,470,717)
Balance as of December 31, 2022	2,087,276	320,986	431,939	181,943	3,022,144

Schedule of goodwill impairment testing

	Allocated	Recoverable	Book		Discount
	goodwill	amount	value (i)	CF/Book value	rate

Northeastern petrochemical complex	475,780	7,305,045	3,124,332	2.3	14.68%
Southern petrochemical complex	1,390,741	20,840,873	6,781,881	3.1	15.85%
Vinyls	192,353	5,050,166	2,880,156	1.8	14.70%

(i)	The book value includes, in addition to goodwill, property, plant and equipment and intangible assets with defined useful lives and working capital.

[custom:ScheduleOfPotentialImpactOnCashFlowsOfTheDiscountRateAndPerpetuity]
Schedule of potential impact on cash flows of the discount rate and perpetuity
	+0.5% on	-0.5% on
	discount rate	perpetuity
CGU
Northeastern petrochemical complex	6,822,642	7,044,458
Southern petrochemical complex	19,744,124	20,351,277
Vinyls	4,741,224	4,930,076

Schedule of amortization estimated useful life

- Brands and patents	10-20 years
- Software licenses and rights of use	5-10 years
- Customers and suppliers’ agreements	14-28 years

Schedule of intangible assets by country

	2022	2021

Brazil	2,571,011	2,526,999
Mexico	292,020	304,624
Netherland	122,447
United States of America	22,820	24,404
Germany	13,839	21,253
Other	7	19
	3,022,144	2,877,299